Equity - Direct Private Sales of Common Stock and Warrants to Accredited Investors (Details) - USD ($)				9 Months Ended
	Feb. 26, 2026	Jan. 23, 2026	Jul. 19, 2024	Feb. 28, 2026
Equity
Number of shares sold			25,400,000	3,200,000
Gross proceeds				$ 900,000
Class of warrants, exercise price			$ 0.09387
Private placement to accredited investor
Equity
Number of shares sold		3,944,773
Gross proceeds		$ 1,000,000
Gross proceeds	$ 100,000
Number of units sold	464,468
Purchase price per unit	$ 0.2153